United States
Securities and Exchange Commission
"Washington, D.C.  20549

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 06/30/12

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500
         Philadelphia, PA 19103"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     July 18, 2012
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:79
Form 13F Information Table Entry Total:	300,948
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579y101     7271    81145 SH       Sole                                  81145
AFLAC Inc                      COM              001055102     4902   115095 SH       Sole                                 115095
AT&T Inc New                   COM              00206R102     4171   116970 SH       Sole                                 116970
Abbott Laboratories            COM              002824100      247     3825 SH       Sole                                   3825
Adobe Systems Inc              COM              00724F101     1976    61033 SH       Sole                                  61033
American Express Company       COM              025816109     3525    60563 SH       Sole                                  60563
Apache Corp                    COM              037411105     3597    40931 SH       Sole                                  40931
Apple Inc                      COM              037833100     2791     4779 SH       Sole                                   4779
Artesian Res Corp Cl A Class A COM              043113208     2889   134102 SH       Sole                                 134102
Auto Data Processing           COM              053015103     7334   131765 SH       Sole                                 131765
Beam Inc.                      COM              073730103     1579    25264 SH       Sole                                  25264
Berkshire Hathaway B New Class COM              084670207     1817    21810 SH       Sole                                  21810
Boeing Co                      COM              097023105     6930    93276 SH       Sole                                  93276
Bristol-Myers Squibb Co        COM              110122108      433    12033 SH       Sole                                  12033
Broadcom Corp Class A          COM              111320107     2651    78537 SH       Sole                                  78537
Church & Dwight Co Inc         COM              171340102     1831    33003 SH       Sole                                  33003
Cisco Systems Inc              COM              17275R102      463    26941 SH       Sole                                  26941
Colgate-Palmolive Co           COM              194162103     5371    51590 SH       Sole                                  51590
ConocoPhillips                 COM              20825C104     1008    18031 SH       Sole                                  18031
Diageo Plc New Adr F 1 Adr Rep COM              25243Q205     7076    68649 SH       Sole                                  68649
Du Pont E I De Nemour&co       COM              263534109     7530   148895 SH       Sole                                 148895
E M C Corp Mass                COM              268648102     4619   180207 SH       Sole                                 180207
Exponent Inc                   COM              30214u102     1903    36015 SH       Sole                                  36015
Exxon Mobil Corporation        COM              30231g102     8747   102225 SH       Sole                                 102225
FMC Technologies Inc           COM              30249u101     3617    92209 SH       Sole                                  92209
Fedex Corporation              COM              31428X106     6940    75755 SH       Sole                                  75755
Fortune Brands HM & SEC        COM              34964C 10      424    19050 SH       Sole                                  19050
General Electric Company       COM              369604103     4713   226141 SH       Sole                                 226141
Glaxosmithkline Plc Adrf Spons COM              37733W105     4313    94636 SH       Sole                                  94636
Heinz H J Co                   COM              423074103     2182    40124 SH       Sole                                  40124
Home Depot Inc                 COM              437076102     7665   144642 SH       Sole                                 144642
Honeywell International        COM              438516106     3730    66800 SH       Sole                                  66800
International Business Machine COM              459200101    10177    52035 SH       Sole                                  52035
JP Morgan Chase & Co           COM              46625h100     4955   138676 SH       Sole                                 138676
Johnson & Johnson              COM              478160104     8422   124656 SH       Sole                                 124656
Kimberly-Clark Corp            COM              494368103     1879    22426 SH       Sole                                  22426
Kraft Foods Inc                COM              50075N104      646    16730 SH       Sole                                  16730
Lab Cp Of Amer Hldg New        COM              50540R409     3302    35653 SH       Sole                                  35653
Limited Brands Inc             COM              532716107     1276    29997 SH       Sole                                  29997
Logitech Intl S A New F        COM              h50430232      131    12240 SH       Sole                                  12240
McCormick & Co Inc N-Vt Non Vo COM              579780206     7399   122002 SH       Sole                                 122002
McDonalds Corp                 COM              580135101     7214    81491 SH       Sole                                  81491
Medtronic Inc                  COM              585055106     3156    81495 SH       Sole                                  81495
Microsoft Corp                 COM              594918104     8592   280889 SH       Sole                                 280889
Nordson Corp                   COM              655663102     3474    67732 SH       Sole                                  67732
Oracle Corporation             COM              68389x105      553    18607 SH       Sole                                  18607
Pepsico Incorporated           COM              713448108     7543   106753 SH       Sole                                 106753
Pfizer Incorporated            COM              717081103      246    10702 SH       Sole                                  10702
Phillips 66                    COM              718546104      232     6992 SH       Sole                                   6992
Procter & Gamble               COM              742718109     4154    67827 SH       Sole                                  67827
Progressive Corp Ohio          COM              743315103     1182    56738 SH       Sole                                  56738
RPM International Inc Delaware COM              749685103     8635   317456 SH       Sole                                 317456
Resmed Inc                     COM              761152107     1491    47780 SH       Sole                                  47780
Reynolds American Inc          COM              761713106     1183    26357 SH       Sole                                  26357
Shaw Group Inc                 COM              820280105     1661    60823 SH       Sole                                  60823
South Jersey Inds Inc          COM              838518108     5964   117002 SH       Sole                                 117002
Stryker Corp                   COM              863667101     4237    76898 SH       Sole                                  76898
Texas Instruments Inc          COM              882508104     3055   106492 SH       Sole                                 106492
The Southern Company           COM              842587107     7078   152882 SH       Sole                                 152882
Tiffany & Co New               COM              886547108     2500    47215 SH       Sole                                  47215
U G I Corporation New          COM              902681105     2458    83526 SH       Sole                                  83526
Under Armour Inc Cl A          COM              904311107     3242    34317 SH       Sole                                  34317
V F Corporation                COM              918204108     5760    43162 SH       Sole                                  43162
Valley National Bancorp        COM              919794107     4176   393942 SH       Sole                                 393942
Verizon Communications         COM              92343v104     7220   162468 SH       Sole                                 162468
Wal-Mart Stores Inc            COM              931142103      974    13969 SH       Sole                                  13969
Walt Disney Company            COM              254687106     8235   169788 SH       Sole                                 169788
UMH Properties Inc. REIT       COM              903002103      165    15410 SH       Sole                                  15410
Washington Real Estate Investm COM              939653101     6755   237425 SH       Sole                                 237425
Ishares Tr Barclays Tips Bond  1-3 YR TRS Bd    464287176     8599    71840 SH       Sole                                  71840
Vanguard Bond Index Fund Inter 1-3 YR TRS Bd    921937819     3271    36832 SH       Sole                                  36832
Vanguard Bond Index Fund Short 1-3 YR TRS Bd    921937827     4422    54506 SH       Sole                                  54506
Ishares MSCI Aus Idx Fd Austra STK IDX          464286103      661    30251 SH       Sole                                  30251
Ishares MSCI Brazil Indx Brazi STK IDX          464286400      624    12078 SH       Sole                                  12078
Ishares MSCI Cda Idx Fd Canada STK IDX          464286509      552    21350 SH       Sole                                  21350
Ishares MSCI Israel Inx Israel STK IDX          464286632      392    10661 SH       Sole                                  10661
Ishares MSCI South Korea Index STK IDX          464286772      640    11673 SH       Sole                                  11673
Ishares MSCI Turkey Idx Turkey STK IDX          464286715      461     8811 SH       Sole                                   8811
Ishares S&P U S Pfd Fund S&p U STK IDX          464288687     7761   198854 SH       Sole                                 198854